Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2017
Registrant Name	dei_EntityRegistrantName	AIM GROWTH SERIES (INVESCO GROWTH SERIES)
Central Index Key	dei_EntityCentralIndexKey	0000202032
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 03, 2018
Document Effective Date	dei_DocumentEffectiveDate	Dec. 03, 2018
Prospectus Date	rr_ProspectusDate	Apr. 30, 2018
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A